Fair Value Measurements (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fair Value Measurements Details Narrative
Level 3 securities purchased	$ 2,540	$ 564